TRANSACTIONS WITH RELATED PARTIES (Other Transactions with Related Parties) (Details) (TAT Technologies Ltd [Member])	12 Months Ended						12 Months Ended									12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2012 Financial Standby Letter of Credit [Member] USD ($)	Oct. 01, 2010 Financial Standby Letter of Credit [Member] USD ($)	Dec. 04, 2009 Financial Standby Letter of Credit [Member] USD ($)	Dec. 31, 2012 Shareholders [Member] USD ($)	Dec. 31, 2011 Shareholders [Member] USD ($)	Dec. 31, 2010 Shareholders [Member] USD ($)	Dec. 31, 2012 Bental Non Controlling Interest [Member] USD ($)	Dec. 31, 2011 Bental Non Controlling Interest [Member] USD ($)	Dec. 31, 2012 Isal Amlat Investment (1993) Ltd. [Member] USD ($)	Dec. 31, 2012 Isal Amlat Investment (1993) Ltd. [Member] ILS	Aug. 21, 2012 Isal Amlat Investment (1993) Ltd. [Member] USD ($)	Aug. 21, 2012 Isal Amlat Investment (1993) Ltd. [Member] ILS	Dec. 31, 2011 Mr. Avi Ortal [Member] USD ($)	Dec. 31, 2009 Mr. Avi Ortal [Member] USD ($)	Dec. 31, 2012 Bental Industries Ltd. [Member] USD ($)	Dec. 31, 2012 Bental Industries Ltd. [Member] ILS
Related Party Transaction [Line Items]
Amount of transactions	$ 359,000	$ 397,000	$ 408,000				$ 359,000	$ 400,000	$ 400,000	$ 505,000	$ 526,000	$ 400,000	1,500,000			$ 20,000	$ 180,000	$ 120,000
Amount of reduction in annual management fees														150,000	570,000
Percent of employment costs reimbursed																50.00%
Maximum guarantee				4,600,000	6,600,000	7,000,000
Additional management fees owed for traveling expenses																		2,000	7,000
Minimum threshold that allows management company to be eligible for bonus																		6,600,000
The bonus percentage owed to the management company on the first million dollars earned																		2.00%
The bonus percentage owed to the management company on the second million dollars																		3.00%
The bonus percentage owed to the management company on the third million dollars earned																		5.00%
Maximum allowable bonus that can be paid to management company																		$ 100,000